Schedule of movements of allowance for doubtful accounts (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Beginning balance	$ 197,438	$ 80,799	$ 37,898
Addition	35,719	116,156	43,804
Exchange rate effect	1,670	483	(903)
Ending balance	$ 234,827	$ 197,438	$ 80,799